Segmented Information - Summary of Information Relati (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 1,632,750	$ 1,338,812
Production costs and royalties	961,854	724,166
Depreciation	302,958	254,469
Mine operating earnings	367,938	360,177
Mine care and maintenance	31,780	102,105
Capital expenditures	255,874	191,657
Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	601,336	380,390
Production costs and royalties	401,943	249,177
Depreciation	71,114	50,392
Mine operating earnings	128,279	80,821
Capital expenditures	98,451	64,529
Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	1,031,414	958,422
Production costs and royalties	559,911	474,989
Depreciation	230,127	202,544
Mine operating earnings	241,376	280,889
Capital expenditures	156,021	126,271
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	342,556	250,219
Production costs and royalties	186,285	146,961
Depreciation	106,397	87,694
Mine operating earnings	49,874	15,564
Capital expenditures	40,566	44,861
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	130,112	128,824
Production costs and royalties	75,192	69,663
Depreciation	20,505	19,608
Mine operating earnings	34,415	39,553
Capital expenditures	65,532	29,388
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	154,634	72,073
Production costs and royalties	90,126	39,612
Depreciation	11,564	7,069
Mine operating earnings	52,944	25,392
Capital expenditures	10,897	4,500
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	108,699	47,046
Production costs and royalties	75,182	35,768
Depreciation	13,738	7,203
Mine operating earnings	19,779	4,075
Capital expenditures	8,329	10,168
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	80,446	48,396
Production costs and royalties	54,569	35,753
Depreciation	9,276	6,725
Mine operating earnings	16,601	5,918
Capital expenditures	5,340	4,877
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	127,445	84,051
Production costs and royalties	106,874	68,381
Depreciation	16,031	9,787
Mine operating earnings	4,540	5,883
Capital expenditures	7,575	10,789
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	0
Production costs and royalties	0	0
Depreciation	0
Mine operating earnings	0	0
Capital expenditures	778	4,807
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	255,771	270,043
Production costs and royalties	115,009	97,940
Depreciation	42,600	40,562
Mine operating earnings	98,162	131,541
Capital expenditures	27,678	23,335
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	194,582	176,028
Production costs and royalties	84,243	72,676
Depreciation	41,362	27,683
Mine operating earnings	68,977	75,669
Capital expenditures	45,479	37,324
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	238,505	262,132
Production costs and royalties	174,374	157,412
Depreciation	39,768	46,605
Mine operating earnings	24,363	58,115
Capital expenditures	42,298	20,751
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0
Production costs and royalties	0	0
Depreciation	407	491
Mine operating earnings	(407)	(491)
Capital expenditures	332	297
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0
Production costs and royalties	0	0
Depreciation	0	0
Mine operating earnings	0	0
Capital expenditures	90	0
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	1,310	1,042
Mine operating earnings	(1,310)	(1,042)
Capital expenditures	$ 980	$ 560